PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2019

Schedule of Investments  9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	Aerospace & Defense - 1.1%
6,936	Raytheon Co.	$1,360,774
	Total Aerospace & Defense	$1,360,774
	Auto Components - 1.1%
36,781	BorgWarner, Inc.	$1,349,127
	Total Auto Components	$1,349,127
	Banks - 7.5%
80,786	Bank of America Corp.	$2,356,528
28,377	BB&T Corp.	1,514,480
13,518	Comerica, Inc.	892,053
83,228	Huntington Bancshares, Inc.	1,187,664
9,414	M&T Bank Corp.	1,487,130
12,715	PNC Financial Services Group, Inc.	1,782,134
	Total Banks	$9,219,989
	Beverages - 0.4%
3,313	PepsiCo., Inc.	$454,212
	Total Beverages	454,212
	Capital Markets - 5.9%
34,803	Bank of New York Mellon Corp.	$1,573,444
27,460	Morgan Stanley	1,171,718
11,845	Northern Trust Corp.	1,105,375
19,506	State Street Corp.	1,154,560
19,415	T Rowe Price Group, Inc.	2,218,164
	Total Capital Markets	$7,223,261
	Chemicals - 3.0%
12,626	Celanese Corp.	$1,544,034
6,421	Corteva, Inc.	179,788
9,692	Dow, Inc.	461,824
8,901	DuPont de Nemours, Inc.	634,730
9,870	HB Fuller Co.	459,547
4,611	Johnson Matthey Plc (A.D.R.)	347,162
	Total Chemicals	$3,627,085
	Commercial Services & Supplies - 0.8%
8,831	MSA Safety, Inc.	$963,550
	Total Commercial Services & Supplies	$963,550
	Communications Equipment - 1.2%
28,507	Cisco Systems, Inc.	$1,408,531
	Total Communications Equipment	$1,408,531
	Consumer Finance - 0.8%
11,782	Discover Financial Services	$955,403
	Total Consumer Finance	$955,403
	Distributors - 0.9%
10,894	Genuine Parts Co.	$1,084,933
	Total Distributors	$1,084,933
	Diversified Telecommunication Services - 2.8%
11,429	BCE, Inc.	$553,278
48,287	Verizon Communications, Inc.	2,914,603
	Total Diversified Telecommunication Services	$3,467,881
	Electric Utilities - 1.6%
35,075	Alliant Energy Corp.	$1,891,595
	Total Electric Utilities	$1,891,595
	Electrical Equipment - 0.5%
8,728	Emerson Electric Co.	$583,554
	Total Electrical Equipment	$583,554
	Electronic Equipment, Instruments & Components - 0.7%
9,675	TE Connectivity, Ltd.	$901,517
	Total Electronic Equipment, Instruments & Components	$901,517
	Equity Real Estate Investment Trusts (REITs) - 3.7%
11,463	Alexandria Real Estate Equities, Inc.	$1,765,761
7,833	Camden Property Trust	869,541
3,408	Prologis, Inc.	290,430
3,219	Simon Property Group, Inc.	501,037
13,730	SL Green Realty Corp.	1,122,427
	Total Equity Real Estate Investment Trusts (REITs)	$4,549,196
	Financials - 0.9%
8,731	JPMorgan Chase & Co.	$1,027,551
	Total Financials	$1,027,551
	Food & Staples Retailing - 0.7%
7,018	Walmart, Inc.	$832,896
	Total Food & Staples Retailing	$832,896
	Food Products - 8.5%
7,409	Bunge, Ltd.	$419,498
1,807	Calavo Growers, Inc.	171,990
24,207	General Mills, Inc.	1,334,290
7,855	Hershey Co.	1,217,446
7,877	JM Smucker Co.	866,628
Shares		Value
	Food Products - (continued)
5,535	John B Sanfilippo & Son, Inc.	$534,681
18,083	Kellogg Co.	1,163,641
14,335	Lamb Weston Holdings, Inc.	1,042,441
4,999	McCormick & Co., Inc., Class VTG	781,344
40,581	Mondelez International, Inc.	2,244,941
6,694	Nestle SA (A.D.R.)	725,630
	Total Food Products	$10,502,530
	Gas Utilities - 0.4%
10,792	National Fuel Gas Co.	$506,361
	Total Gas Utilities	$506,361
	Health Care Equipment & Supplies - 3.0%
22,871	Abbott Laboratories	$1,913,617
2,438	Becton Dickinson and Co.	616,716
23,731	Smith & Nephew Plc (A.D.R.)	1,142,173
	Total Health Care Equipment & Supplies	$3,672,506
	Health Care Providers & Services - 2.8%
8,837	AmerisourceBergen Corp.	$727,550
2,157	Anthem, Inc.	517,896
11,122	CVS Health Corp.	701,464
2,307	Humana, Inc.	589,831
8,469	Quest Diagnostics, Inc.	906,437
	Total Health Care Providers & Services	$3,443,178
	Hotels, Restaurants & Leisure - 2.9%
27,538	Cedar Fair LP	$1,607,118
3,935	Cracker Barrel Old Country Store, Inc.	640,028
13,710	InterContinental Hotels Group Plc (A.D.R.)	853,996
2,409	McDonald's Corp.	517,236
	Total Hotels, Restaurants & Leisure	$3,618,378
	Household Products - 0.8%
6,676	Clorox Co.	$1,013,884
	Total Household Products	$1,013,884
	Industrial Conglomerates - 0.9%
6,869	Honeywell International, Inc.	$1,162,235
	Total Industrial Conglomerates	$1,162,235
	Insurance - 6.8%
13,412	Chubb, Ltd.	$2,165,233
13,478	Fidelity National Financial, Inc.	598,558
9,868	First American Financial Corp.	582,311
24,344	Lincoln National Corp.	1,468,430
18,815	Progressive Corp.	1,453,459
44,253	Sun Life Financial, Inc.	1,982,977
	Total Insurance	$8,250,968
	IT Services - 1.1%
2,238	Accenture Plc	$430,479
9,276	Leidos Holdings, Inc.	796,623
	Total IT Services	$1,227,102
	Leisure Products - 0.5%
4,677	Hasbro, Inc.	$555,113
	Total Leisure Products	$555,113
	Machinery - 4.0%
68,247	Gorman-Rupp Co.	$2,374,313
21,766	Komatsu, Ltd. (A.D.R.)	501,597
21,073	PACCAR, Inc.	1,475,321
11,791	Timken Co.	513,027
	Total Machinery	$4,864,258
	Media - 1.6%
17,219	CBS Corp., Class B	$695,131
22,539	Comcast Corp.	1,016,058
6,640	Meredith Corp.	243,422
	Total Media	$1,954,611
	Metals & Mining - 4.3%
7,282	BHP Group, Ltd. (A.D.R.)	$359,585
13,194	Kaiser Aluminum Corp.	1,305,810
13,024	Materion Corp.	799,153
24,734	Nucor Corp.	1,259,208
15,468	Reliance Steel & Aluminum Co.	1,541,541
	Total Metals & Mining	$5,265,297
	Multiline Retail - 2.6%
42,450	Nordstrom, Inc.	$1,429,292
16,924	Target Corp.	1,809,345
	Total Multiline Retail	$3,238,637
	Multi-Utilities - 3.3%
13,990	Ameren Corp.	$1,119,899
11,327	CMS Energy Corp.	724,362
23,309	WEC Energy Group, Inc.	2,216,686
	Total Multi-Utilities	$4,060,947
Shares		Value
	Oil, Gas & Consumable Fuels - 7.9%
15,753	Chevron Corp.	$1,868,306
17,148	ConocoPhillips	977,093
33,805	Exxon Mobil Corp.	2,386,971
25,726	Occidental Petroleum Corp.	1,144,035
18,067	Phillips 66	1,850,061
16,519	Valero Energy Corp.	1,408,079
	Total Oil, Gas & Consumable Fuels	$9,634,545
	Pharmaceuticals - 6.4%
52,330	AstraZeneca Plc (A.D.R.)	$2,332,348
15,576	Eli Lilly & Co.	1,741,864
22,656	Merck & Co., Inc.	1,907,182
21,686	Novo Nordisk AS (A.D.R.)	1,121,166
19,082	Pfizer, Inc.	685,617
	Total Pharmaceuticals	$7,788,177
	Semiconductors & Semiconductor Equipment - 3.7%
8,721	Analog Devices, Inc.	$974,397
4,222	Cabot Microelectronics Corp.	596,188
9,844	KLA-Tencor Corp.	1,569,626
10,483	Texas Instruments, Inc.	1,354,823
	Total Semiconductors & Semiconductor Equipment	$4,495,034
	Specialty Retail - 0.4%
2,340	Home Depot, Inc.	$542,927
	Total Specialty Retail	$542,927
	Technology Hardware, Storage & Peripherals - 0.9%
60,257	HP, Inc.	$1,140,062
	Total Technology Hardware, Storage & Peripherals	$1,140,062
	Textiles, Apparel & Luxury Goods - 2.1%
12,987	Carter's, Inc.	$1,184,544
15,972	VF Corp.	1,421,349
	Total Textiles, Apparel & Luxury Goods	$2,605,893
	Trading Companies & Distributors - 1.1%
23,555	Fastenal Co.	$769,542
82,737	Ferguson Plc (A.D.R.)	599,843
	Total Trading Companies & Distributors	$1,369,385
	TOTAL COMMON STOCKS
	(Cost $95,657,051)	$121,813,083
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $95,657,051)	$121,813,083
	OTHER ASSETS AND LIABILITIES - 0.4%	$452,936
	NET ASSETS - 100.0%	$122,266,019

REIT	Real Estate Investment Trust.

(A.D.R.)	American Depositary Receipts.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$121,813,083	$–	$–	$121,813,083
Total Investments in Securities	$121,813,083	$–	$–	$121,813,083

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.